6. EQUIPMENT	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 6. EQUIPMENT

		September 30, 2012			December 31, 2011
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$129,920	$93,482	$36,438	$125,486	$83,346	$42,140
Computer equipment	600,599	391,132	209,467	577,249	322,882	254,367
Field equipment	589,182	293,938	295,244	568,984	246,363	322,621
Buildings	436,769	312,279	124,490	422,468	286,750	135,718
	$1,756,470	$1,090,831	$665,639	$1,694,187	$939,341	$754,846